Trade and Other Payables - Summary of Other Payables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Credit Sale Liabilities Settlement Payable	₩ 1,612,495	₩ 2,314,077